Accrued Expenses - Schedule of Accrued Expenses and Other Current Liabilities (Details) (10K) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued compensation	$ 526	$ 359
Other	424	334
Accrued Liabilities, Total	$ 950	$ 693